Intangible assets (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 26, 2016
Statement [Line Items]
Selling, general and administrative expense	$ 3,861	$ 3,933
One individual company director [Member]
Statement [Line Items]
Ownership percentage maximum			2.00%
Aquisition of Fluorinov [Member]
Statement [Line Items]
Cash			$ 10,000
Working capital deficiency			134
Contingent consideration			35,000
Other liabilities			$ 1,750
Percentage of contingent future payments satisfied through issuance of common shares			50.00%
Contingent future payments satisfied through issuance of common shares limit			1,558,447
Net central nervous system asset proceeds to share with Fluorinov shareholders			50.00%
Selling, general and administrative expense		$ 107
Deferred tax liabilities			$ 3,690